ROPES & GRAY PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

James M. Forbes T +1 617 235 4765 james.forbes@ropesgray.com

July 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347) – Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Trust Prospectus and Statement of Additional Information (each relating to 32 series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 238 to the Trust’s Registration Statement under the Securities Act and Amendment No. 287 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 238/287”), as filed electronically with the Commission on June 30, 2026. Amendment No. 238/287 became effective on June 30, 2026.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-235-4765.

Very truly yours,

/s/ James M. Forbes

James M. Forbes

cc:	Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq., Ropes & Gray LLP